Shareholder Report, Line Graph (Details) 192681_Center Coast Brookfield Midstream Focus Fund_Class C_TSR SemiAnnual {Class C} - USD ($)											6 Months Ended	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2026	Mar. 31, 2026
Class C
Account Value [Line Items]
Line Graph and Table Measure Name											Class C (with sales charge)
Accumulated Value	$ 18,470	$ 13,803	$ 10,591	$ 10,941	$ 7,684	$ 4,320	$ 11,494	$ 9,958	$ 12,436	$ 10,000		$ 21,485
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value	31,913	29,480	22,698	24,599	21,271	13,605	14,625	13,357	11,717	10,000		37,594
Alerian MLP Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Alerian MLP Index
Accumulated Value	24,982	20,312	14,670	12,789	9,366	4,611	11,807	10,257	12,832	10,000		28,459
Alerian Midstream Energy Select Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Alerian Midstream Energy Select Index
Accumulated Value	$ 31,006	$ 22,708	$ 17,553	$ 17,856	$ 12,602	$ 6,872	$ 13,618	$ 11,747	$ 13,787	$ 10,000		$ 38,158
Alerian Midstream Energy Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Alerian Midstream Energy Index